Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Victory Funds
Victory RS Small Cap Equity Fund ("Fund")
Supplement dated May 17, 2021
to the Prospectus dated May 1, 2021 ("Prospectus")
1.
The following supplements the section titled "Principal Investment Strategy" found on page 26 of the Prospectus:
Since August 21, 2020,
the Fund typically invests in 30-40
companies that the Adviser believes will produce sustainable earnings growth over a multi-year horizon.
2.
The following is reinserted under Principal Risks found on page 27 of the Prospectus:
Limited Portfolio Risk
– To the extent the Fund invests its assets in a fewer number of issuers than more diverse mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.
The following supplements the section titled "Principal Investment Strategy" found on page 7 of the Prospectus:
Since August 21, 2020,
the Fund typically invests in 30-40
companies that the Adviser believes will produce sustainable earnings growth over a multi-year horizon.
If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

Victory RS Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Victory Funds
Victory RS Small Cap Equity Fund ("Fund")
Supplement dated May 17, 2021
to the Prospectus dated May 1, 2021 ("Prospectus")
1.
The following supplements the section titled "Principal Investment Strategy" found on page 26 of the Prospectus:
Since August 21, 2020,
the Fund typically invests in 30-40
companies that the Adviser believes will produce sustainable earnings growth over a multi-year horizon.
2.
The following is reinserted under Principal Risks found on page 27 of the Prospectus:
Limited Portfolio Risk
– To the extent the Fund invests its assets in a fewer number of issuers than more diverse mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.
The following supplements the section titled "Principal Investment Strategy" found on page 7 of the Prospectus:
Since August 21, 2020,
the Fund typically invests in 30-40
companies that the Adviser believes will produce sustainable earnings growth over a multi-year horizon.
If you wish to obtain more information, please call the Victory Funds at 800-539-3863.